 BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 71.2%
	COMMUNICATIONS — 3.0%
9,492	Booking Holdings, Inc.*	$33,670,212
62,578	Fox Corp.	1,856,689
6,672	VeriSign, Inc.*	1,374,165
533,681	Warner Bros Discovery, Inc.*	6,073,290
		42,974,356
	CONSUMER DISCRETIONARY — 8.6%
88,563	Adidas AG - ADR	9,008,327
184,446	Buckle, Inc.	8,764,874
251,008	Bunzl PLC - ADR	10,207,491
784,225	Copart, Inc.*	38,427,025
136,741	Evolution Gaming Group AB - ADR	16,312,012
55,529	Kering SA -ADR	2,447,480
16,995	LVMH Moet Hennessy Louis Vuitton - ADR	2,754,465
73,871	Magna International, Inc.	4,364,299
5,993	MercadoLibre, Inc*	9,418,239
2,841	NVR, Inc.*	19,888,278
		121,592,490
	CONSUMER STAPLES — 0.5%
31,222	Medifast, Inc.	2,098,743
109,211	Unilever PLC1	5,294,549
		7,393,292
	ENERGY — 2.1%
147,846	HF Sinclair Corp.	8,215,802
52,443	Marathon Petroleum Corp.	7,780,444
3,435	Texas Pacific Land Corp.	5,401,366
58,143	Valero Energy Corp.	7,558,590
		28,956,202
	FINANCIALS — 7.7%
55,276	Aon PLC1	16,086,421
22,864	Credit Acceptance Corp.*	12,180,339
134,451	HDFC Bank Ltd - ADR	9,023,007
34,713	Hingham Institution for Savings	6,748,207
38,000	Kinsale Capital Group, Inc.	12,726,580
110,414	Primerica, Inc.	22,718,785
140,000	RLI Corp.	18,636,800
147,500	WR Berkley Corp.	10,431,200
		108,551,339

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE — 7.5%
42,999	CSL LTD - SP ADR	$4,205,221
14,232	Elevance Health, Inc.	6,711,242
24,451	Gilead Sciences, Inc.	1,980,776
14,539	Humana, Inc.	6,656,100
104,174	ICON PLC1,*	29,488,534
15,267	IDEXX Laboratories, Inc*	8,473,948
169,338	Medtronic PLC1	13,950,064
21,946	Molina Healthcare, Inc.*	7,929,309
40,836	Novo-Nordisk A/S - SP ADR	4,224,484
549,519	Siemens Healthineers AG - ADR	15,964,846
29,470	United Therapeutics Corp.*	6,480,158
		106,064,682
	INDUSTRIALS — 16.9%
104,069	Ametek, Inc.	17,159,937
196,706	Amphenol Corp., Class A	19,499,466
215,000	Canadian Pacific Kansas City	16,997,900
378,594	Fastenal Company	24,521,533
151,631	Gentex Corp.	4,952,269
294,675	Graco, Inc.	25,566,003
268,571	HEICO Corp., Class A	38,255,259
62,000	IDEX Corp.	13,460,820
102,485	Landstar System, Inc.	19,846,220
63,954	Old Dominion Freight Line, Inc.	25,922,475
84,000	RBC Bearings, Inc.*	23,930,760
64,385	TriNet Group, Inc.*	7,657,308
		237,769,950
	MATERIALS — 3.8%
92,186	CF Industries Holdings, Inc.	7,328,787
81,110	Consol Energy, Inc.	8,153,988
238,406	Huntsman Corp.	5,991,143
29,600	Linde PLC1	12,157,016
70,259	LyondellBasell Industries - Class A	6,680,226
16,500	Simpson Manufacturing Co, Inc.	3,266,670
159,654	Warrior Met Coal, Inc.	9,734,104
		53,311,934
	REAL ESTATE — 0.3%
235,000	Equity Commonwealth	4,512,000
	TECHNOLOGY — 20.8%
17,253	Accenture PLC - Class A1	6,054,250

BBR ALO Fund, LLC

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)

	TECHNOLOGY (Continued)
109,386	Amadeus IT Group, S.A. - ADR	$7,839,695
51,424	Applied Materials, Inc.	8,334,288
11,165	ASM Holding NV1	8,451,012
134,383	Cisco Systems, Inc.	6,789,029
213,929	CoStar Group, Inc.*	18,695,255
54,688	Dassault Systemes SE - SP ADR	2,672,296
208,345	Experian PLC - ADR	8,504,414
3,725	Fair ISAAC Corp.*	4,335,937
22,096	Globant SA1,*	5,258,406
214,768	HP, Inc.	6,462,369
203,485	Intel Corp.	10,225,121
68,593	Interdigital, Inc.	7,445,084
13,987	KLA Corp.	8,130,643
124,923	Kulicke & Soffa Industries	6,835,787
9,673	Lam Research Corp.	7,576,474
58,071	Lasertec Corp - ADR	3,062,136
110,478	Micron Technology, Inc.	9,428,193
63,348	Moody's Corp.	24,741,195
13,312	MSCI, Inc.	7,529,933
421,913	Sage Group PLC - ADR	25,225,292
117,199	SAP SE - SP ADR	18,117,793
137,527	Shopify, Inc. - Class A*	10,713,353
48,975	Teledyne Technologies, Inc.*	21,857,053
117,079	Teleperformance - ADR	8,539,133
92,229	Temenos AG - SP ADR	8,571,441
16,626	Tyler Technologies, Inc.*	6,951,663
128,782	Veeva Systems, Inc. - Class A*	24,793,111
		293,140,356
	TOTAL COMMON STOCKS
	(Cost $736,416,809)	1,004,266,601
	EXCHANGE-TRADED FUNDS — 22.2%

	SPDR S&P 500 ETF Trust
659,841	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $302,024,216)	313,629,025

	TOTAL INVESTMENTS — 93.4%
	(Cost $1,038,441,025)	1,317,895,626
	Other Assets in Excess of Liabilities — 6.6%	93,102,838
	TOTAL NET ASSETS — 100.0%	$1,410,998,464

ADR	– American Depository Receipt
PLC	– Public Limited Company
ETF	– Exchange-Traded Fund

[1]	Foreign security denominated in U.S. Dollars.
*	Non-income producing security.